Employee Benefit Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Minimum age limit of employee to be eligible for the plan	20 years 6 months
Employers contribution	$ 1,734,000	$ 1,612,000	$ 1,519,000